OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS
Federal, provincial and other sales taxes receivable	$ 155,548	$ 149,153
Prepaid expenses	124,566	151,741
Trade receivables	7,646	8,148
Short term investments	7,306	10,199
Other	45,288	35,934
Total other current assets	340,354	355,175
Non-current ore in stockpiles and on leach pads	819,294	632,049
Non-current prepaid expenses	58,438	53,191
Investment in associate	12,361	10,865
Non-current loans receivable	12,039	10,108
Other	13,347	8,954
Total other assets	$ 915,479	$ 715,167